RiverNorth Opportunities Fund, Inc.
Statement of Investments
April 30, 2023 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (68.59%)
452,491	Barings Corporate Investors	$6,248,901
308,625	Barings Participation Investors	3,931,882
333,927	BlackRock California Municipal Income Trust	3,943,678
1,618,437	BlackRock Capital Allocation Term Trust(a)	24,470,767
1,730,678	BlackRock ESG Capital Allocation Term Trust(a)	26,860,123
173,461	BlackRock Health Sciences Term Trust	2,818,741
198,028	Calamos Global Dynamic Income Fund	1,170,345
117,740	Calamos Long/Short Equity & Dynamic Income Trust(a)	1,799,067
679,091	Clough Global Opportunities Fund	3,259,637
344,901	First Trust High Yield Opportunities 2027 Term Fund	4,870,002
272,053	Invesco Dynamic Credit Opportunity Fund	2,992,584
404,296	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,863,805
1,426,114	Nuveen Preferred & Income Securities Fund	9,226,958
550,832	Pershing Square Holdings Ltd.	19,141,412
560,257	PIMCO Access Income Fund	8,056,496
310,229	PIMCO Dynamic Income Fund	5,581,020
621,647	PIMCO Dynamic Income Opportunities Fund	7,913,566
635,154	PIMCO Energy & Tactical Credit Opportunities Fund(a)	9,400,279
18,945	PIMCO Global StocksPLUS & Income Fund	140,572
79,625	PIMCO High Income Fund	379,015
613,676	Pioneer Municipal High Income Fund Trust	5,388,075
1,275,236	Saba Capital Income & Opportunities Fund(a)	10,265,646
226,250	Special Opportunities Fund, Inc.	2,504,587
1,486,862	Virtus Total Return Fund, Inc.	9,634,866
1,018,110	Western Asset Inflation-Linked Opportunities & Income Fund	9,386,974

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $191,186,255)		181,248,998

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (3.39%)
224,207	Crescent Capital BDC, Inc.	5.000%	05/25/26	5,246,444
117,106	Oxford Square Capital Corp.	6.500%	03/30/24	2,875,936
33,699	XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	839,105

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $9,154,535)				8,961,485

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (2.33%)
$1,000,000	Golub Capital BDC, Inc.	2.050%	02/15/27	830,907
2,744,753	Golub Capital BDC, Inc.(b)	3.375%	04/15/24	2,655,258
1,450	New Mountain Finance Corp.	5.750%	08/15/23	1,443
2,923,130	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	2,661,649

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $6,404,328)				6,149,257

CORPORATE BONDS (11.01%)
6,459,394	Blackstone Private Credit Fund(c)	2.625%	12/15/26	5,507,578
2,856,157	Blackstone Private Credit Fund(c)	3.250%	03/15/27	2,464,530
3,082,262	Blackstone Secured Lending Fund	2.850%	09/30/28	2,542,210
3,072,928	Franklin BSP Lending Corp.	3.250%	03/30/26	2,743,753
1,300,000	Franklin BSP Lending Corp.(c)	4.850%	12/15/24	1,250,868
1,000,000	FS KKR Capital Corp.	2.625%	01/15/27	855,478
3,000,895	Hercules Capital, Inc.	3.375%	01/20/27	2,593,800
1,500,000	MidCap Financial Investment Corp.	5.250%	03/03/25	1,442,481
500,000	Owl Rock Capital Corp.	2.875%	06/11/28	410,382
632,813	Owl Rock Capital Corp.	3.400%	07/15/26	567,444
557,143	Owl Rock Capital Corp. III	3.125%	04/13/27	476,740
2,492,428	OWL Rock Core Income Corp.(c)	3.125%	09/23/26	2,167,185
2,505,752	OWL Rock Core Income Corp.(c)	5.500%	03/21/25	2,438,313
2,718,300	OWL Rock Core Income Corp.(c)	7.750%	09/16/27	2,734,948
1,000,000	PennantPark Investment Corp.	4.000%	11/01/26	895,914

TOTAL CORPORATE BONDS
(Cost $29,018,493)				29,091,624

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (23.88%)(b)
48,020	A SPAC I Acquisition Corp.	500,368
50,470	A SPAC II Acquisition Corp.	527,412
28,748	Achari Ventures Holdings Corp. I	301,854
28,640	Adit EdTech Acquisition Corp.	295,851
27,690	Alpha Star Acquisition Corp.	292,130
7,852	Apeiron Capital Investment Corp.	79,541
149,999	Ares Acquisition Corp.	1,552,490
260,926	Ares Acquisition Corp. II	2,640,571
39,063	Arisz Acquisition Corp.	407,232
43,540	Ault Disruptive Technologies Corp.	457,170
72,474	Aurora Technology Acquisition Corp.	752,280
109,048	Avalon Acquisition, Inc.	1,146,094
2,379	B Riley Principal 250 Merger Corp.	24,171
1,149,863	Barings BDC, Inc.	8,761,956
109,282	Battery Future Acquisition Corp.	1,149,647
54,328	Bellevue Life Sciences Acquisition Corp.	561,208
30,629	BioPlus Acquisition Corp.	321,605
114,803	Blue Ocean Acquisition Corp.	1,205,432
76,882	Bullpen Parlay Acquisition Co.	802,648
25,000	Churchill Capital Corp. V	251,750
99,545	Churchill Capital Corp. VI	1,011,377
100,420	Churchill Capital Corp. VII	1,021,271
42,078	Colombier Acquisition Corp.	426,730
23,340	Crescera Capital Acquisition Corp.	244,603
52,566	Distoken Acquisition Corp.	540,378
109,282	EVe Mobility Acquisition Corp.	1,146,368
34,274	Everest Consolidator Acquisition Corp.	360,220
67,520	FG Merger Corp.	704,909
32,014	Finnovate Acquisition Corp.	335,507
30,880	FutureTech II Acquisition Corp.	324,240
25,269	G Squared Ascend II, Inc.	262,545
37,000	Gardiner Healthcare Acquisitions Corp.	392,200
53,773	Genesis Unicorn Capital Corp.	571,069
65,531	Globalink Investment, Inc.	684,144
48,320	Graf Acquisition Corp. IV	491,898
31,409	Green Visor Financial Technology Acquisition Corp. I	332,621
65,632	Growth For Good Acquisition Corp.	675,353
50,143	Healthcare AI Acquisition Corp.	523,994
64,668	Horizon Space Acquisition I Corp.	672,547
14,300	Innovative International Acquisition Corp.	152,581
78,504	Integrated Rail and Resources Acquisition Corp.	830,580
87,536	Integrated Wellness Acquisition Corp.	926,122
65,652	Jackson Acquisition Co.	678,185
64,922	Kairous Acquisition Corp. ltd	693,367
41,936	Kensington Capital Acquisition Corp. V	439,909
39,630	Lakeshore Acquisition II Corp.	414,530
110,736	LAMF Global Ventures Corp. I	1,160,513
9,574	Learn CW Investment Corp.	98,899
39,110	LF Capital Acquisition Corp. II, Class A	411,828
65,640	LIV Capital Acquisition Corp. II	689,548
19,191	M3-Brigade Acquisition III Corp.	199,395
67,493	Mars Acquisition Corp.	699,227
64,028	Mercato Partners Acquisition Corp.	667,812
50,249	Minority Equality Opportunities Acquisition, Inc.	544,699
14,063	Moolec Science SA	1,278
67,514	Mountain Crest Acquisition Corp. V	698,770
62,576	Nabors Energy Transition Corp.	658,925
42,162	Newbury Street Acquisition Corp.	432,161
48,836	OceanTech Acquisitions I Corp.	526,940
58,799	OPY Acquisition Corp. I	600,926
42,045	Orion Biotech Opportunities Corp.	431,382
51,134	PHP Ventures Acquisition Corp.	545,088
32,271	Pono Capital Three, Inc.	332,459
12,159	Post Holdings Partnering Corp.	123,535
131,265	Power & Digital Infrastructure Acquisition II Corp.	1,353,342
38,068	Project Energy Reimagined Acquisition Corp.	390,197
68,144	PROOF Acquisition Corp. I	711,423
30,397	Quantum FinTech Acquisition Corp.	311,265
68,194	Redwoods Acquisition Corp.	705,808
3,596	REE Automotive, Ltd.	1,054
64,612	RF Acquisition Corp.	666,150
92,054	ROC Energy Acquisition Corp.	967,488
61,950	Roth CH Acquisition V Co.	641,802
65,163	Screaming Eagle Acquisition Corp.	664,011
65,652	Sculptor Acquisition Corp. I	688,033
35,620	SHUAA Partners Acquisition Corp. I	375,791
83,236	Sizzle Acquisition Corp.	870,649
65,587	Southport Acquisition Corp.	682,761
14,408	SportsMap Tech Acquisition Corp.	149,843
154,848	Spree Acquisition Corp. 1, Ltd.	1,618,162
61,260	ST Energy Transition I, Ltd.	641,392
65,570	Swiftmerge Acquisition Corp.	679,305
33,890	Tastemaker Acquisition Corp.	352,456
76,994	Trine II Acquisition Corp.	806,127
39,232	Tristar Acquisition I Corp.	406,836
92,054	UTA Acquisition Corp.	967,488
31,196	Vahanna Tech Edge Acquisition I Corp.	327,246
51,495	Waverley Capital Acquisition Corp. 1	527,309
66,708	Welsbach Technology Metals Acquisition Corp.	694,430
52,742	WinVest Acquisition Corp.	562,757
60,341	Yotta Acquisition Corp.	624,529

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $60,060,923)		63,099,697

Shares	Description	Value (Note 2)
RIGHTS (0.09%)
48,020	A SPAC I Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	7,443
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,038
33,634	Accretion Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,553
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	1,883
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	3,129
72,474	Aurora Technology Acquisition Corp., Strike Price $11.50, Expires 02/07/2028	8,697
39,963	AXIOS SUSTAINABLE GROWTH ACQUISITION Corp., Strike Price $0.01, Expires 12/31/2049	10,390
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,716
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 05/25/2027	2,794
11,614	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	2,323
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	6,580
35,695	Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,385
28,601	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 10/26/2023	4,862
52,566	Distoken Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,313
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	6,898
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	5,262
29,011	Goldenbridge Acquisition, Ltd., Strike Price $0.01, Expires 12/31/2049	15,086
65,632	Growth For Good Acquisition Corp., Strike Price $11.50, Expires 06/14/2023	7,955
2,619	GSR II Meteora Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,488
46,148	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	17,370
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 11/24/2023	9,167
39,630	Lakeshore Acquisition II Corp., Strike Price $0.01, Expires 12/31/2049	9,907
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	18,229
36,206	Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	3,983
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	12,006
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 10/08/2022	7,772
92,054	QualTek Services, Inc., Strike Price $11.50, Expires 12/31/2049	23,934
68,194	Redwoods Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,751
64,612	RF Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,479
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,631
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	8,012
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,705
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	11,314

TOTAL RIGHTS
(Cost $324,302)		247,055

Shares	Description	Value (Note 2)
WARRANTS (0.15%)
3,022	26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	123
1,245	7GC & Co. Holdings, Inc., Strike Price $11.50, Expires 12/31/2026	125
36,015	A SPAC I Acquisition Corp., Strike Price $11.50, Expires 05/21/2027	2,161
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	883
16,817	Accretion Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	1,009
23,244	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	700
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 10/15/2026	880
14,320	Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,146
318	African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/2028	3
30,384	AGBA Group Holding, Ltd., Strike Price $11.50, Expires 05/10/2024	1,823
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	382
43,371	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 11/30/2028	1,518
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	940
13,545	American Acquisition Opportunity, Inc., Strike Price $11.50, Expires 05/28/2026	284
67,418	Amprius Technologies, Inc., Strike Price $11.50, Expires 09/14/2027	34,383
3,926	Apeiron Capital Investment Corp., Strike Price $11.50, Expires 06/24/2023	157
8,612	Apexigen, Inc., Strike Price $11.50, Expires 08/31/2027	319
20,000	Ares Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	12,000
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	469
32,655	Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	7
72,474	Aurora Technology Acquisition Corp., Strike Price $11.50, Expires 02/07/2028	1,341
81,786	Avalon Acquisition, Inc., Strike Price $11.50, Expires 12/31/2026	5,913
39,963	AXIOS SUSTAINABLE GROWTH ACQUISITION Corp., Strike Price $11.50, Expires 02/16/2027	1,455
793	B Riley Principal 250 Merger Corp., Strike Price $11.50, Expires 12/31/2027	2
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 07/31/2026	1,390
29,581	Better World Acquisition Corp., Strike Price $11.50, Expires 11/15/2027	3,402
29,424	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	1,471
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	410
57	BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	2
21,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	1,723
49,850	Bridger Aerospace Group Holdings, Inc., Strike Price $11.50, Expires 01/25/2028	6,480
6,735	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	101
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 07/20/2023	1,190
15,319	Cardio Diagnostics Holdings, Inc., Strike Price $11.50, Expires 12/01/2026	3,160
1,867	CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	336
830	CF Acquisition Corp. IV, Strike Price $11.50, Expires 12/14/2025	52
6,768	CF Acquisition Corp. VIII, Strike Price $11.50, Expires 12/31/2027	271
9,909	Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	1,139
20,084	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	1,944
14,153	CIIG Capital Partners II, Inc., Strike Price $11.50, Expires 02/28/2028	1,557
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	940
14,026	Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,860
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	52
11,670	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028	526
5,688	DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	307
19,208	Digital Health Acquisition Corp., Strike Price $11.50, Expires 10/14/2023	1,729

17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	177
52,566	Distoken Acquisition Corp., Strike Price $11.50, Expires 03/30/2028	1,840
9,479	Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	270
13,995	East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/2027	2,847
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	178
14,153	Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	320
6,303	EdtechX Holdings Acquisition Corp. II, Strike Price $11.50, Expires 06/15/2027	183
4,802	Enterprise 4.0 Technology Acquisition Corp., Strike Price $11.50, Expires 09/24/2023	288
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	5,941
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	859
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 07/05/2023	192
6,779	FAST Acquisition Corp. II, Strike Price $11.50, Expires 03/16/2026	3,695
50,640	FG Merger Corp., Strike Price $11.50, Expires 06/17/2027	5,570
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	1,483
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	840
2,129	Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	788
37,823	Forafric Global PLC, Strike Price $11.50, Expires 06/09/2027	16,566
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	538
7,176	Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	72
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	929
8,423	G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/2026	227
67,312	Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	5,392
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	700
53,773	Genesis Unicorn Capital Corp., Strike Price $11.50, Expires 06/30/2026	4,974
42,380	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	742
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	996
1,264	Golden Falcon Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	152
29,011	Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/2025	1,160
20,390	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	3,114
9,664	Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/2028	1,566

15,704	Green Visor Financial Technology Acquisition Corp. I, Strike Price $11.50, Expires 05/08/2023	628
32,816	Growth For Good Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	1,523
41,904	GSR II Meteora Acquisition Corp., Strike Price $11.50, Expires 07/22/2023	3,319
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	3,779
7,150	Innovative International Acquisition Corp., Strike Price $11.50, Expires 07/01/2028	633
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 05/21/2023	9,813
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	35,850
1,067	InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027	58
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	837
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	1,136
31,452	Kensington Capital Acquisition Corp. V, Strike Price $11.50, Expires 07/19/2023	4,718
15,057	Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	194
19,815	Lakeshore Acquisition II Corp., Strike Price $11.50, Expires 11/18/2026	519
55,368	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 11/11/2026	3,322
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	209
19,555	LF Capital Acquisition Corp. II, Strike Price $11.50, Expires 12/31/9999	784
49,230	LIV Capital Acquisition Corp. II, Strike Price $11.50, Expires 02/16/2027	2,215
6,397	M3-Brigade Acquisition III Corp., Strike Price $11.50, Expires 05/11/2023	2,943
5,591	Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/2027	201
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	219
32,014	Mercato Partners Acquisition Corp., Strike Price $11.50, Expires 12/28/2026	3,041
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	169
41,578	Monterey Bio Acquisition Corp., Strike Price $11.50, Expires 06/07/2023	1,247
2,547	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	229
13,723	MSP Recovery, Inc., Strike Price $0.01, Expires 02/14/2026	8,234
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	2,469
51,016	Murphy Canyon Acquisition Corp., Strike Price $11.50, Expires 02/03/2027	3,954
31,288	Nabors Energy Transition Corp., Strike Price $11.50, Expires 11/17/2026	5,006
4,126	Near Intelligence, Inc., Strike Price $11.50, Expires 07/08/2027	619
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,795

9,620	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	232
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	148
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	2,784
5,790	Nuburu, Inc., Strike Price $11.50, Expires 09/07/2027	174
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	1,250
45,872	OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	3,119
8,341	Onyx Acquisition Co. I, Strike Price $11.50, Expires 11/30/2028	418
58,811	OPY Acquisition Corp. I, Strike Price $11.50, Expires 09/22/2027	8,822
8,409	Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/2027	50
23,946	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	2,874
52,752	Oxbridge Acquisition Corp., Strike Price $11.50, Expires 08/12/2026	3,144
53,236	Oxus Acquisition Corp., Strike Price $11.50, Expires 08/26/2026	1,869
1,733	Peak Bio, Inc., Strike Price $11.50, Expires 12/31/2027	1
5,294	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	132
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 12/04/2023	2,109
36,403	Pontem Corp., Strike Price $11.50, Expires 12/31/2027	1,201
4,053	Post Holdings Partnering Corp., Strike Price $11.50, Expires 04/12/2026	525
7,982	Prenetics Global, Ltd., Strike Price $11.50, Expires 05/17/2027	983
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	2,530
2,250	Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	92
4,219	Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	30
19,034	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	1,108
34,072	PROOF Acquisition Corp. I, Strike Price $11.50, Expires 12/03/2028	3,663
15,120	ProSomnus, Inc., Strike Price $11.50, Expires 04/20/2028	1,604
33,768	Prospector Capital Corp., Strike Price $11.50, Expires 01/01/2025	2,364
2,383	Pyrophyte Acquisition Corp., Strike Price $11.50, Expires 12/17/2023	243
30,397	Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	763
68,194	Redwoods Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	4,855
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
64,612	RF Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	989
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	6

30,975	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,580
14,790	Sandbridge X2 Corp., Strike Price $11.50, Expires 12/31/2027	148
21,721	Screaming Eagle Acquisition Corp., Strike Price $11.50, Expires 12/15/2027	4,629
31,863	SeaStar Medical Holding Corp., Strike Price $11.50, Expires 01/26/2026	2,390
3,201	Semper Paratus Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	144
24,418	Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	693
17,810	SHUAA Partners Acquisition Corp. I, Strike Price $11.50, Expires 03/02/2027	1,428
41,618	Sizzle Acquisition Corp., Strike Price $11.50, Expires 03/12/2026	13,734
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	2,705
46,715	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	34,569
10,806	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	259
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	3,453
1,369	Sustainable Development Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	50
32,785	Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	3,934
1,130	Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	2
16,945	Tastemaker Acquisition Corp., Strike Price $11.50, Expires 01/07/2027	2,044
25,664	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	1,091
953	TKB Critical Technologies 1, Strike Price $11.50, Expires 10/29/2028	115
6,195	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	380
38,497	Trine II Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	65
19,616	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	1,695
2,277	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	114
15,598	Vahanna Tech Edge Acquisition I Corp., Strike Price $11.50, Expires 11/30/2028	306
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	489
17,165	Waverley Capital Acquisition Corp. 1, Strike Price $11.50, Expires 04/30/2027	1,653
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	902
24,668	Worldwide Webb Acquisition Corp., Strike Price $11.50, Expires 10/20/2026	1,973
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	2,112
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	3,393

TOTAL WARRANTS
(Cost $1,248,039)		399,240

GOVERNMENT BOND (16.21%)
3,000,000	U.S. Treasury Bond	3.625%	02/15/53	2,975,391
4,000,000	U.S. Treasury Bond	4.000%	11/15/52	4,248,125
3,000,000	U.S. Treasury Note	3.000%	07/31/24	2,943,457
5,000,000	U.S. Treasury Note	3.250%	08/31/24	4,920,117
5,000,000	U.S. Treasury Note	4.250%	09/30/24	4,996,348
1,000,000	U.S. Treasury Note	4.500%	11/30/24	1,002,539
22,000,000	United States Treasury Bill	0.000%	07/13/23	21,746,683

TOTAL GOVERNMENT BOND
(Cost $42,738,866)				42,832,660

		7-Day	Value
Shares	Description	Yield	(Note 2)
SHORT-TERM INVESTMENTS (8.82%)
23,268,814	State Street Institutional Treasury Money Market Fund Premier Class	4.746%	23,268,814

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,268,814)			23,268,814

TOTAL INVESTMENTS (134.47%)
(Cost $363,404,555)	$355,298,830

Series A Cumulative Perpetual Preferred Shares (-37.00%)	(97,750,000)
Other Assets In Excess Of Liabilities (2.53%)(d)	6,705,920
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)	$264,254,751

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-14.03%)
Invesco S&P 500 Equal Weight ETF	(229,464)	$(33,304,405)
SPDR Bloomberg Short Term High Yield Bond ETF	(152,869)	(3,781,979)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(37,086,384)

TOTAL SECURITIES SOLD SHORT
(Proceeds $38,619,445)		$(37,086,384)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2023, the aggregate value of those securities was $15,238,600 representing 41.08% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2023, the market value of those Rule 144A securities held by the Fund was $3,987,592 representing 1.51% of the Fund's net assets.
(d)	Includes cash in the amount of $40,200,479 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

April 30, 2023 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs” and collectively, “Underlying Funds”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2023.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including corporate bonds and convertible corporate bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the valuation designee.

When applicable, fair value of an investment is determined by the valuation designee. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: Investments and derivatives in the Fund are recorded at their fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$181,248,998	$–	$–	$181,248,998
Business Development Companies - Preferred Shares	8,961,485	–	–	8,961,485
Business Development Company Notes	–	6,149,257	–	6,149,257
Corporate Bonds	–	29,091,624	–	29,091,624
Special Purpose Acquisition Companies - Common Shares/Units	63,099,697	–	–	63,099,697
Rights	247,055	–	–	247,055
Warrants	393,775	5,465	–	399,240
Government Bond	–	42,832,660	–	42,832,660
Short-Term Investments	23,268,814	–	–	23,268,814
Total	$277,219,824	$78,079,006	$–	$355,298,830
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(37,086,384)	$–	$–	$(37,086,384)
Total	$(37,086,384)	$–	$–	$(37,086,384)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. The Fund was required to comply with Rule 18f-4 beginning August 19, 2022 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.Rule 18f-4 under the 1940 Act requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program ("DRMP") administered by a derivatives risk manager that is appointed by and overseen by the fund's board of trustees, and to comply with an outer limit on fund leverage risk based on value at risk, or "VaR." The Fund has established a DRMP and appointed a derivatives risk manager to administer the DRMP, consistent with Rule 18f-4.

During the period ended April 30, 2023, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.